Income Taxes (Notes)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

We and our subsidiaries file a consolidated federal income tax return that includes all domestic companies owned 80% or more by us and the proportionate share of our interest in equity method investments. State tax returns are filed on a consolidated, combined or separate basis depending on the applicable laws relating to us and our domestic subsidiaries.

Components of income (loss) before income taxes for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
United States	$91.6	$(40.4)	$(665.1)
Foreign	9.7	6.7	6.5
Noncontrolling interests	61.4	66.0	62.8
Income (loss) before income taxes	$162.7	$32.3	$(595.8)

Significant components of deferred tax assets and liabilities at December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets:
Net operating and capital loss and tax credit carryforwards	$619.5	$835.2
Postretirement benefits	92.5	142.6
Pension benefits	117.5	260.3
Inventories	47.9	60.5
Other assets	71.6	146.9
Valuation allowance	(735.7)	(1,189.7)
Total deferred tax assets	213.3	255.8
Deferred tax liabilities:
Depreciable assets	(121.9)	(213.3)
Other liabilities	(118.3)	(48.7)
Total deferred tax liabilities	(240.2)	(262.0)
Net deferred tax liabilities	$(26.9)	$(6.2)

We regularly evaluate the need for a valuation allowance for deferred tax assets by assessing whether it is more likely than not that we will realize future deferred tax assets. We assess the valuation allowance each reporting period and reflect any additions or adjustments in earnings in the same period. When we assess the need for a valuation allowance, we consider both positive and negative evidence of the likelihood that we will realize deferred tax assets in each jurisdiction. In general, cumulative losses in recent periods provide significant objective negative evidence on our ability to generate future taxable income. As of December 31, 2017 and 2016, we concluded that the negative evidence outweighed the positive evidence and we recorded a valuation allowance for a significant portion of our deferred tax assets. To determine the appropriate valuation allowance, we considered the timing of future reversal of our taxable temporary differences that supports realizing a portion of our federal and state deferred tax assets. This accounting treatment has no effect on our ability to use the loss carryforwards and tax credits to reduce future cash tax payments.

Changes in the valuation allowance for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
Balance at beginning of year	$1,189.7	$1,232.3	$1,005.3
Change in valuation allowance:
Included in income tax expense (benefit)	(62.3)	11.0	235.3
Change in deferred assets in other comprehensive income	8.5	(53.6)	(8.3)
Effect of tax rate changes	(400.2)	—	—
Balance at end of year	$735.7	$1,189.7	$1,232.3

At December 31, 2017, we had $2,634.0 in federal regular net operating loss carryforwards, which will expire between 2023 and 2037. At December 31, 2017, we had research and development (“R&D”) credit carryforwards of $1.2 that we may use to offset future income tax liabilities. The R&D credits expire between 2027 and 2028. At December 31, 2017, we had $96.6 in deferred tax assets for state net operating loss carryforwards and tax credit carryforwards, before considering valuation allowances, which will expire between 2018 and 2037.

Significant components of income tax expense are presented below:

	2017	2016	2015
Current:
Federal	$(4.5)	$(3.7)	$—
State	0.3	0.2	0.2
Foreign	2.4	1.7	1.8
Deferred:
Federal	0.7	15.1	0.4
State	0.1	1.4	—
Foreign	(0.4)	—	—
Benefits of operating loss carryforwards	—	(16.1)	—
Amount allocated to other comprehensive income	—	(15.5)	(8.0)
Change in valuation allowance on beginning-of-the-year deferred tax assets	(0.8)	—	(0.7)
Income tax expense (benefit)	$(2.2)	$(16.9)	$(6.3)

The Tax Cuts and Jobs Act of 2017 (the “Tax Act”), signed into law on December 22, 2017, reduces the corporate income tax rate to 21% beginning in 2018, among other provisions. While the effective date of the new corporate tax rates for us is January 1, 2018, we are required to calculate the effects of changes in tax rates and laws on deferred tax balances in 2017, the period in which the legislation was enacted. We have not completed our determination of the accounting implications of the Tax Act on our tax balances. However, we have reasonably estimated the provisional effects of the Tax Act in the consolidated financial statements as of December 31, 2017.

At December 31, 2017, we remeasured our deferred tax assets and liabilities based on the rate at which they are expected to reverse in the future, which is generally 21% at the U.S. federal level. As a result, our income tax expense for the fourth quarter of 2017 includes a non-cash credit of $4.3 for the decrease in the value of our net deferred tax liabilities.

The Tax Act requires us to calculate the undistributed earnings of our foreign subsidiaries, as determined under U.S. tax principles, and include a portion of these earnings in our 2017 taxable income. The transition tax provisions of the Tax Act are complex, and the Department of Treasury has issued preliminary guidance for taxpayers, with further guidance expected over the next several months. We calculated an estimated transition tax as of December 31, 2017 and will complete our analysis of the transition tax as we complete our tax return filings for 2017, including (1) confirming the accumulated earnings of the foreign subsidiaries as determined using U.S. tax principles and (2) determining the appropriate allocation of the earnings between amounts invested in cash and the amounts invested in non-cash assets. We do not expect to incur a cash tax liability for the transition tax due to the availability of existing net operating loss carryforwards.

As a result of the transition tax inclusion, we had no undistributed earnings of foreign subsidiaries at December 31, 2017 that had not been subject to U.S. income tax. Consequently, there will generally be no incremental U.S. taxable income generated if we repatriate these earnings in the future. However, foreign withholding taxes on dividend distributions could apply, unless they are eliminated by a treaty between the United States and the country where our foreign affiliate is located. Since we consider these earnings to be permanently invested in our foreign subsidiaries, we did not record any withholding taxes that would be assessed if the earnings were repatriated by payment of a dividend. If we repatriated the earnings, we estimate that the withholding tax liability would not be material at December 31, 2017.

We do not expect to incur cash tax liabilities associated with the provisions of the Tax Act in the foreseeable future due to the availability to us of existing net operating loss carryforwards. Our net operating loss carryovers generated through 2017 retain the original 20-year carryover periods and can be used to offset future taxable income without limitation.

The reconciliation of income tax on income (loss) before income taxes computed at the U.S. federal statutory tax rates to actual income tax expense is presented below:

	2017	2016	2015
Income tax expense (benefit) at U.S. federal statutory rate	$57.2	$11.3	$(208.6)
Income tax expense calculated on noncontrolling interests	(21.5)	(23.1)	(22.0)
State and foreign tax expense, net of federal tax	6.3	0.2	(7.9)
Increase (decrease) in deferred tax asset valuation allowance	(51.8)	11.0	235.3
Amount allocated to other comprehensive income	—	(15.5)	(8.0)
Credit for U.S. tax legislation	(4.3)	—	—
Transition tax on foreign earnings	7.9	—	—
Other differences	4.0	(0.8)	4.9
Income tax expense (benefit)	$(2.2)	$(16.9)	$(6.3)

Our federal, state and local tax returns are subject to examination by various taxing authorities. Federal returns for periods beginning in 2013 are open for examination, while certain state and local returns are open for examination for periods beginning in 2007. However, taxing authorities have the ability to adjust net operating loss carryforwards generated in years before these periods. We have not recognized certain tax benefits because of the uncertainty of realizing the entire value of the tax position taken on income tax returns until taxing authorities review them. We have established appropriate income tax accruals, and believe that the outcomes of future federal examinations, as well as ongoing and future state and local examinations, will not have a material adverse impact on our financial position, results of operations or cash flows. When statutes of limitations expire or taxing authorities resolve uncertain tax positions, we will adjust income tax expense for the unrecognized tax benefits. We have no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change within twelve months of December 31, 2017.

A reconciliation of the change in unrecognized tax benefits for 2017, 2016 and 2015 is presented below:

	2017	2016	2015
Balance at beginning of year	$124.2	$130.3	$59.9
Decreases for prior year tax positions	(0.5)	(4.5)	(0.3)
Increases (decreases) for current year tax positions	0.3	(1.6)	70.7
Increases (decreases) related to tax rate changes (a)	(34.6)	—	—
Balance at end of year	$89.4	$124.2	$130.3

(a)
As a result of the Tax Act, the value of unrecognized tax benefits associated with NOL carryforwards and other temporary differences was reduced to reflect the lower tax rates that will apply if the uncertainties related to these deferred tax assets materialize in the future.

Included in the balance of unrecognized tax benefits at December 31, 2017 and 2016, are $75.0 and $107.4 of tax benefits that, if recognized, would affect the effective tax rate. Also included in the balance of unrecognized tax benefits at December 31, 2017 and 2016, are $14.4 and $16.8 of tax benefits that, if recognized, would result in adjustments to other tax accounts, primarily deferred taxes.